PRINCIPAL ACTIVITIES AND BASIS OF PRESENTATION (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
PRINCIPAL ACTIVITIES AND BASIS OF PRESENTATION [Abstract]
Number of hotels	1,345	1,345
Number of cities in which hotels are located	208	208
Number of managed hotels	853	853
Agreement term, minimum	3 years	3 years
Agreement term, maximum	15 years	15 years
Working capital (deficit)	$ (40,225)	(250,603)	(241,056)
Short-term bank loans	20,869	130,015	334,686
Cash flow from operating activities	91,892	572,498	457,450	335,263
Cash flow from investing activities	(86,070)	(536,222)	(684,650)	(156,986)
Cash flow from financing activities	(24,036)	(149,748)	333,757	(122,178)
Net increase (decrease) in cash	(18,370)	(114,447)	104,461	47,425
Short-term bank loans, maximum borrowing capacity		660,000
Short-term bank loans, maximum borrowing capacity to be effective on January 29, 2013		200,000
Total debt	$ 40,352	251,396	334,686